EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

20.EMPLOYEE BENEFIT PLANS

a.    Defined Benefit Plans

The Group maintains a German pension plan after the completion of the acquisition of DH.

As of December 31, 2022 and 2023, accumulated benefit obligation net of plan assets recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2022	2023
Salary and welfare payables	10	12
Retirement benefit obligation	110	124
Liability in the balance sheet	120	136

b.    Defined Contribution Plans

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB544, RMB645 and RMB699 for the years ended December 31, 2021, 2022 and 2023, respectively. The Group has no ongoing obligation to its employees subsequent to its contribution to the PRC plan.

Furthermore, the Group pays contribution to governmental and private pension insurance organizations based on legal regulations in some countries out of China. The contributions are recognized as expense and amount RMB55, RMB74 and RMB90 for the years ended December 31, 2021, 2022 and 2023.